JPMorgan Short-Intermediate Municipal Bond Fund Expense Example - A C I Shares [Member] - JPMorgan Short-Intermediate Municipal Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 295
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,269
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,528
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	314
Expense Example, with Redemption, 10 Years	$ 750